VictoryShares Small Cap Free Cash Flow ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
VictoryShares Small Cap Free Cash Flow ETF | VictoryShares Small Cap Free Cash Flow ETF
Prospectus [Line Items]
Annual Return [Percent]	11.95%	6.49%